Income Taxes	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

Income tax provisions for interim periods are generally based on an estimated annual effective income tax rate calculated separately from the effect of significant, infrequent, or unusual items related specifically to interim periods. No income tax expense was recognized for the three or nine months ended September 30, 2022 or 2021. The Company has a full valuation allowance against its deferred tax assets as of September 30, 2022 and December 31, 2021, respectively.

8. Income Taxes

No amounts were recorded for income tax expense during the years ended December 31, 2021 or 2020. A reconciliation of the expected statutory federal tax and the total income tax expense was as follows:

	Year Ended December 31,
	2021	2020
Federal statutory rate	$(3,176,802)	$(1,510,748)
State income taxes, net	—	—
Change in valuation allowance	3,783,112	2,218,615
PPP Loans forgiveness	(331,485)	(331,485)
Research & development tax credit	(282,774)	(379,073)
Other, net	7,949	2,691
Total income tax expense	$—	$—

The tax effect of temporary differences that gave rise to significant components of deferred tax assets and liabilities consisted of the following:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$6,645,145	$5,261,805
R&D tax credit carryforward	1,616,415	1,333,641
Charitable contributions carryover	20,469	25,568
Contract liabilities	61,696	—
Convertible notes	1,991,664	—
Stock-based compensation	318,322	228,333
Total deferred tax assets	10,653,711	6,849,347

Deferred tax liabilities:
Contract assets	(18,769)	—
Depreciation	(17,347)	(14,864)
Net deferred tax asset before valuation allowance	10,617,595	6,834,483
Valuation allowance	(10,617,595)	(6,834,483)
Net deferred tax asset	$—	$—

The Company has federal net operating loss carryforwards of approximately $31.6 million at December 31, 2021, of which about $646,000 begin to expire in 2035 and the remainder have no expiration. The Company has recorded a full valuation allowance against its net deferred tax assets due to recurring net losses.

CleanTech Acquisition Corp [Member]
Income Taxes [Abstract]
Income Taxes

NOTE 9. INCOME TAXES

The Company’s effective tax rate for the three and six months ended June 30, 2022 was (1.6)% and 1.1%, respectively. The effective tax rate for the three and six months ended June 30, 2021 was 0.0%. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the recognition of gains or losses from the changes in the fair value of warrant liabilities and the convertible promissory note, which are not recognized for tax purposes, and recording a full valuation allowance on deferred tax assets. The Company has historically calculated the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the full fiscal year to income or loss for the reporting period. The Company has used a discrete effective tax rate method to calculate taxes for the three and six months ended June 30, 2022. The Company believes that, at this time, the use of the discrete method for the three and six months ended June 30, 2022 is more appropriate than the estimated annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.

NOTE 9. INCOME TAX

The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:

Deferred tax assets:
Start-up costs	$252,290
Net operating loss carryforwards	20,412
Total deferred tax assets	272,702
Valuation allowance	(271,562)
Deferred tax liabilities:
Unrealized gain on investments	(1,140)
Total deferred tax liabilities	(1,140)
Deferred tax assets, net of allowance	$—

The income tax provision for the year ended December 31, 2021 consists of the following:

Federal
Current	$—
Deferred	(271,562)

State
Current	—
Deferred	—
Change in valuation allowance	271,562
Income tax provision	$—

As of December 31, 2021, the Company has available U.S. federal operating loss carry forwards of approximately $990,823 that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the valuation allowance was $271,562.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	61.1%
Non-deductible transaction costs	(8.8)%
Change in valuation allowance	(73.3)%
Income tax provision	0.0%

Deferred tax assets were deemed to be de minimis as of December 31, 2020.